ROYALTY, STREAM, AND OTHER INTERESTS	12 Months Ended
Dec. 31, 2025
Royalty Interests and Deferred Acquisition Costs [Abstract]
ROYALTY, STREAM, AND OTHER INTERESTS [Text Block]

4. ROYALTY, STREAM, AND OTHER INTERESTS

	Producing	Development	Exploration
	Assets	Assets	Assets	Total
As at December 31, 2023	$17,531	$232,476	$7,817	$257,824
Depletion	(2,509)	-	-	(2,509)
Reclassifications and other	10,992	(10,992)	(13)	(13)
As at December 31, 2024	$26,014	$221,484	$7,804	$255,302
Côté-Gosselin acquisition	-	2,437	-	2,437
Depletion	(2,240)	-	-	(2,240)
Reclassifications and other(1)	1,785	(1,785)	(346)	(346)
As at December 31, 2025	$25,559	$222,136	$7,458	$255,153

Historical cost	$37,796	$226,908	$7,507	$272,211
Accumulated depletion and impairments	$(12,237)	$(4,772)	$(49)	$(17,058)

(1) During the year the Company wrote off an exploration asset in its entirety for $0.3 million.

(a) During the year ended December 31, 2025, the Company completed the following transactions:

Acquisition

On October 31, 2025, the Company completed the acquisition of a further 0.15% interest in the Côté-Gosselin Net Smelter Return ("NSR") royalty for C$3.4 million ($2.4 million) in cash, bringing Metalla's total ownership on the Côté-Gosselin NSR royalty to 1.50%.

Reclassification

During the year ended December 31, 2025, the Company reclassified Endeavor from development assets to producing assets and commenced depletion because of the restart of the Endeavor mine.

(b) During the year ended December 31, 2024, the Company completed the following transactions:

Reclassifications

During the year ended December 31, 2024, the Company: (i) reclassified Tocantinzinho and La Guitarra from development assets to producing assets; and (ii) reclassified El Realito, which has been fully depleted, from producing assets to development assets as management does not expect any further production from El Realito without further exploration on underground potential.